Guarantor and Non-Guarantor Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheets
CONDENSED CONSOLIDATING BALANCE SHEETS

	February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$39.1	$178.3	$—	$217.4
Accounts receivable, net	—	270.0	275.9	—	545.9
Income tax receivable	—	1.3	3.1	—	4.4
Inventories, net	—	285.6	357.7	—	643.3
Deferred income taxes	—	47.3	14.8	—	62.1
Prepaid expenses and other	—	45.5	84.4	—	129.9
Total current assets	—	688.8	914.2	—	1,603.0
Property, plant and equipment, net	—	349.7	329.7	—	679.4
Investments	—	10.6	11.5	—	22.1
Investment in subsidiaries	8,285.6	—	—	(8,285.6)	—
Intangible assets, net	—	2,947.7	714.7	—	3,662.4
Goodwill	—	3,104.5	823.0	—	3,927.5
Other assets	—	93.5	13.8	—	107.3
Total assets	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$33.4	$—	$1.1	$—	$34.5
Accounts payable	—	44.1	43.1	—	87.2
Accrued interest	43.8	—	0.1	—	43.9
Accrued wages and commissions	—	70.6	59.8	—	130.4
Other accrued expenses	—	123.9	65.1	—	189.0
Total current liabilities	77.2	238.6	169.2	—	485.0
Long-term debt	5,942.4	—	1.5	—	5,943.9
Deferred income taxes	—	919.9	181.0	—	1,100.9
Other long-term liabilities	—	148.0	57.9	—	205.9
Total liabilities	6,019.6	1,306.5	409.6	—	7,735.7
Shareholder’s equity	2,266.0	5,888.3	2,397.3	(8,285.6)	2,266.0
Total liabilities and shareholder’s equity	$8,285.6	$7,194.8	$2,806.9	$(8,285.6)	$10,001.7

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4
Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

CONDENSED CONSOLIDATING BALANCE SHEETS

	May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$190.1	$302.3	$—	$492.4
Accounts receivable, net	—	227.6	264.0	—	491.6
Investments	—	—	2.5	—	2.5
Income tax receivable	—	2.1	2.9	—	5.0
Inventories, net	—	288.7	254.5	—	543.2
Deferred income taxes	—	42.3	10.2	—	52.5
Prepaid expenses and other	—	48.8	75.3	—	124.1
Total current assets	—	799.6	911.7	—	1,711.3
Property, plant and equipment, net	—	320.1	273.5	—	593.6
Investments	—	10.1	3.8	—	13.9
Investment in subsidiaries	8,562.9	—	—	(8,562.9)	—
Intangible assets, net	—	3,239.3	691.1	—	3,930.4
Goodwill	—	3,271.4	843.0	—	4,114.4
Other assets	—	45.6	11.2	—	56.8
Total assets	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$34.3	$—	$1.3	$—	$35.6
Accounts payable	—	71.5	44.7	—	116.2
Accrued interest	56.5	—	—	—	56.5
Accrued wages and commissions	—	69.5	52.5	—	122.0
Other accrued expenses	—	106.1	74.1	—	180.2
Total current liabilities	90.8	247.1	172.6	—	510.5
Long-term debt	5,790.0	—	2.2	—	5,792.2
Deferred income taxes	—	1,065.7	192.1	—	1,257.8
Other long-term liabilities	—	131.6	46.2	—	177.8
Total liabilities	5,880.8	1,444.4	413.1	—	7,738.3
Shareholder’s equity	2,682.1	6,241.7	2,321.2	(8,562.9)	2,682.1
Total liabilities and shareholder’s equity	$8,562.9	$7,686.1	$2,734.3	$(8,562.9)	$10,420.4

	May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$176.4	$151.4	$—	$327.8
Accounts receivable, net	—	221.6	258.5	—	480.1
Investments	—	33.4	8.0	—	41.4
Income tax receivable	—	4.1	1.3	—	5.4
Inventories, net	—	292.1	290.4	—	582.5
Deferred income taxes	—	60.3	11.2	—	71.5
Prepaid expenses and other	—	57.1	52.6	—	109.7
Total current assets	—	845.0	773.4	—	1,618.4
Property, plant and equipment, net	—	332.2	306.2	—	638.4
Investments	—	10.0	23.1	—	33.1
Investment in subsidiaries	9,253.9	—	—	(9,253.9)	—
Intangible assets, net	—	3,416.6	1,117.8	—	4,534.4
Goodwill	—	3,460.8	1,009.3	—	4,470.1
Other assets	—	56.3	6.3	—	62.6
Total assets	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

Liabilities & Shareholder’s Equity
Current liabilities:
Current portion of long-term debt	$35.9	$—	$1.5	$—	$37.4
Accounts payable	—	48.1	43.0	—	91.1
Accrued interest	64.1	—	—	—	64.1
Accrued wages and commissions	—	56.7	48.3	—	105.0
Other accrued expenses	—	153.5	88.3	—	241.8
Total current liabilities	100.0	258.3	181.1	—	539.4
Long-term debt	5,978.8	—	4.1	—	5,982.9
Deferred income taxes	—	1,126.1	361.5	—	1,487.6
Other long-term liabilities	—	130.8	41.2	—	172.0
Total liabilities	6,078.8	1,515.2	587.9	—	8,181.9
Shareholder’s equity	3,175.1	6,605.7	2,648.2	(9,253.9)	3,175.1
Total liabilities and shareholder’s equity	$9,253.9	$8,120.9	$3,236.1	$(9,253.9)	$11,357.0

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,438.6	$830.4	$—	$2,269.0
Cost of sales	—	551.1	184.9	—	736.0
Gross profit	—	887.5	645.5	—	1,533.0
Goodwill and intangible asset impairment charge	—	269.0	65.1	—	334.1
Operating expenses	—	908.3	315.8	—	1,224.1
Operating income (loss)	—	(289.8)	264.6	—	(25.2)
Other (income) expense, net	479.0	5.1	(0.9)	—	483.2
Income (loss) before income taxes	(479.0)	(294.9)	265.5	—	(508.4)
Tax expense (benefit)	(182.0)	(112.1)	187.9	—	(106.2)
Equity in earnings of subsidiaries	(105.2)	—	—	105.2	—
Net income (loss)	$(402.2)	$(182.8)	$77.6	$105.2	$(402.2)
Other comprehensive income (loss)	$5.9	$—	$(52.6)	$—	$(46.7)
Total comprehensive income (loss)	$(396.3)	$(182.8)	$25.0	$105.2	$(448.9)

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,316.1	$782.5	$—	$2,098.6
Cost of sales	—	368.7	301.2	—	669.9
Gross profit	—	947.4	481.3	—	1,428.7
Operating expenses	—	763.4	380.7	—	1,144.1
Operating income (loss)	—	184.0	100.6	—	284.6
Other (income) expense, net	360.6	1.5	10.6	—	372.7
Income (loss) before income taxes	(360.6)	182.5	90.0	—	(88.1)
Tax expense (benefit)	(115.1)	69.3	27.4	—	(18.4)
Equity in earnings of subsidiaries	175.8	—	—	(175.8)	—
Net income (loss)	$(69.7)	$113.2	$62.6	$(175.8)	$(69.7)
Other comprehensive income (loss)	$17.4	$—	$(22.7)	$—	$(5.3)
Total comprehensive income (loss)	$(52.3)	$113.2	$39.9	$(175.8)	$(75.0)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,769.8	$1,068.3	$—	$2,838.1
Cost of sales	—	491.9	402.5	—	894.4
Gross profit	—	1,277.9	665.8	—	1,943.7
Goodwill and intangible asset impairment charge	—	264.3	265.5	—	529.8
Operating expenses	—	1,023.7	483.6	—	1,507.3
Operating income (loss)	—	(10.1)	(83.3)	—	(93.4)
Other (income) expense, net	477.1	3.1	17.2	—	497.4
Income (loss) before income taxes	(477.1)	(13.2)	(100.5)	—	(590.8)
Tax expense (benefit)	(181.3)	86.8	(37.5)	—	(132.0)
Equity in earnings of subsidiaries	(163.0)	—	—	163.0	—
Net income (loss)	$(458.8)	$(100.0)	$(63.0)	$163.0	$(458.8)
Other comprehensive income (loss)	$13.1	$—	$(62.0)	$—	$(48.9)
Total comprehensive income (loss)	$(445.7)	$(100.0)	$(125.0)	$163.0	$(507.7)

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,716.5	$1,015.7	$—	$2,732.2
Cost of sales	—	399.7	439.0	—	838.7
Gross profit	—	1,316.8	576.7	—	1,893.5
Goodwill and intangible asset impairment charge	—	—	941.4	—	941.4
Operating expenses	—	1,002.3	526.7	—	1,529.0
Operating income (loss)	—	314.5	(891.4)	—	(576.9)
Other (income) expense, net	493.9	(9.8)	3.6	—	487.7
Income (loss) before income taxes	(493.9)	324.3	(895.0)	—	(1,064.6)
Tax expense (benefit)	(187.2)	101.0	(128.6)	—	(214.8)
Equity in earnings of subsidiaries	(543.1)	—	—	543.1	—
Net income (loss)	$(849.8)	$223.3	$(766.4)	$543.1	$(849.8)
Other comprehensive income (loss)	$19.5	$(4.0)	$266.9	$—	$282.4
Total comprehensive income (loss)	$(830.3)	$219.3	$(499.5)	$543.1	$(567.4)

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$1,710.4	$987.6	$—	$2,698.0
Cost of sales	—	405.2	414.7	—	819.9
Gross profit	—	1,305.2	572.9	—	1,878.1
Operating expenses	—	996.4	525.1	—	1,521.5
Operating income (loss)	—	308.8	47.8	—	356.6
Other (income) expense, net	514.1	(4.0)	(11.8)	—	498.3
Income (loss) before income taxes	(514.1)	312.8	59.6	—	(141.7)
Tax expense (benefit)	(200.5)	98.5	7.9	—	(94.1)
Equity in earnings of subsidiaries	266.0	—	—	(266.0)	—
Net income (loss)	$(47.6)	$214.3	$51.7	$(266.0)	$(47.6)
Other comprehensive income (loss)	$11.3	$1.8	$(93.0)	$—	$(79.9)
Total comprehensive income (loss)	$(36.3)	$216.1	$(41.3)	$(266.0)	$(127.5)

Condensed Consolidating Statements of Cash Flows
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Nine Months Ended February 28, 2013
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(232.3)	$246.9	$154.0	$105.2	$273.8
Capital expenditures	—	(69.4)	(80.3)	—	(149.7)
Acquisitions, net of cash acquired - Trauma Acquisition	—	(277.5)	(2.5)	—	(280.0)
Other	354.1	(50.9)	(202.1)	(105.2)	(4.1)
Cash flows provided by (used in) investing activities	354.1	(397.8)	(284.9)	(105.2)	(433.8)
Proceeds under asset based revolver	80.0	—	—	—	80.0
Payments under asset based revolver	(80.0)	—	—	—	(80.0)
Proceeds from senior notes due 2020 and term loans	3,396.2	—	—	—	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	—	—	—	(3,423.0)
Payment of fees related to refinancing activities	(77.8)	—	—	—	(77.8)
Other	(17.2)	(0.1)	(9.0)	—	(26.3)
Cash flows used in financing activities	(121.8)	(0.1)	(9.0)	—	(130.9)
Effect of exchange rate changes on cash	—	—	15.9	—	15.9
Decrease in cash and cash equivalents	—	(151.0)	(124.0)	—	(275.0)
Cash and cash equivalents, beginning of period	—	190.1	302.3	—	492.4
Cash and cash equivalents, end of period	$—	$39.1	$178.3	$—	$217.4

	Nine Months Ended February 29, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$0.2	$333.1	$133.8	$(175.8)	$291.3
Proceeds from sales/maturities of investments	—	33.7	8.3	—	42.0
Capital expenditures	—	(60.3)	(62.4)	—	(122.7)
Other	27.6	(265.1)	60.7	175.8	(1.0)
Cash flows provided by (used in) investing activities	27.6	(291.7)	6.6	175.8	(81.7)
Cash flows used in financing activities	(27.8)	—	(1.1)	—	(28.9)
Effect of exchange rate changes on cash	—	—	(12.5)	—	(12.5)
Increase in cash and cash equivalents	—	41.4	126.8	—	168.2
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$217.8	$278.2	$—	$496.0

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended May 31, 2012
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(455.6)	$384.7	$285.2	$163.0	$377.3
Proceeds from sales/maturities of investments	—	42.1	—	—	42.1
Capital expenditures	—	(89.9)	(89.4)	—	(179.3)
Other	492.3	(323.2)	(12.9)	(163.0)	(6.8)
Cash flows provided by (used in) investing activities	492.3	(371.0)	(102.3)	(163.0)	(144.0)
Payments under senior secured credit facilities	(35.4)	—	—	—	(35.4)
Other	(1.3)	—	(1.4)	—	(2.7)
Cash flows used in financing activities	(36.7)	—	(1.4)	—	(38.1)
Effect of exchange rate changes on cash	—	—	(30.6)	—	(30.6)
Increase in cash and cash equivalents	—	13.7	150.9	—	164.6
Cash and cash equivalents, beginning of period	—	176.4	151.4	—	327.8
Cash and cash equivalents, end of period	$—	$190.1	$302.3	$—	$492.4

	Year Ended May 31, 2011
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(844.6)	$432.7	$244.9	$543.1	$380.1
Proceeds from sales/maturities of investments	—	59.3	—	—	59.3
Purchases of investments	—	(78.7)	—	—	(78.7)
Capital expenditures	—	(81.4)	(92.6)	—	(174.0)
Other	894.3	(263.0)	(99.8)	(543.1)	(11.6)
Cash flows provided by (used in) investing activities	894.3	(363.8)	(192.4)	(543.1)	(205.0)
Payments under senior secured credit facilities	(34.8)	—	—	—	(34.8)
Other	(14.9)	—	(1.7)	—	(16.6)
Cash flows used in financing activities	(49.7)	—	(1.7)	—	(51.4)
Effect of exchange rate changes on cash	—	—	15.0	—	15.0
Increase in cash and cash equivalents	—	72.9	65.8	—	138.7
Cash and cash equivalents, beginning of period	—	103.5	85.6	—	189.1
Cash and cash equivalents, end of period	$—	$176.4	$151.4	$—	$327.8

	Year Ended May 31, 2010
(in millions)	Biomet, Inc.	Guarantor	Non-Guarantors	Eliminations	Total
Cash flows provided by (used in) operating activities	$(40.0)	$457.2	$170.3	$(266.0)	$321.5
Capital expenditures	—	(94.7)	(91.7)	—	(186.4)
Other	151.4	(437.9)	24.9	266.0	4.4
Cash flows provided by (used in) investing activities	151.4	(532.6)	(66.8)	266.0	(182.0)
Payments under revolving credit agreements	(65.2)	—	(68.9)	—	(134.1)
Payments under senior secured credit facilities	(35.8)	—	—	—	(35.8)
Other	(10.4)	—	20.4	—	10.0
Cash flows used in financing activities	(111.4)	—	(48.5)	—	(159.9)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Increase (decrease) in cash and cash equivalents	—	(75.4)	48.9	—	(26.5)
Cash and cash equivalents, beginning of period	—	178.9	36.7	—	215.6
Cash and cash equivalents, end of period	$—	$103.5	$85.6	$—	$189.1